Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure Text Block [Abstract]
Inventory
5.	Inventory
Inventory consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Finished goods	$2,748	$3,427
Work in progress	1,005	967
Raw materials	815	1,777

Total Inventory	$4,568	$6,171

Inventory is stated net of $0.7 million and less than $0.1 million for the provision for excess and obsolete inventory as of September 30, 2024 and December 31, 2023, respectively.

5.	Inventory
Inventory consists of the following (in thousands):

	December 31,
	2023	2022
Finished goods	$3,427	$2,096
Work in progress	967	213
Raw materials	1,777	1,556

Total Inventory	$6,171	$3,865

Inventory is stated net of less than $0.1 million and zero for the provision of excess and obsolete inventory as of December 31, 2023 and 2022, respectively.